Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Summary of Trade and Other Payables

	As at	As at
	December 31, 2024	December 31, 2023
Trade payables and accrued expenses	430,585	450,638
Personnel accrued expenses	170,621	187,522
Dividend payable	37,984	33,776
	639,190	671,936